About the presentation of our financial statements - Additional information (Detail) $ in Millions, $ in Billions		12 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2023 AUD ($)	Nov. 08, 2023 USD ($)
Disclosure of joint operations [line items]
Materiality threshold		$ 700	$ 700
Intragroup loans							$ 15
Carbon emission reduction target (%), 2025		15.00%
Carbon emission reduction target (%), 2030		50.00%
Carbon emission reduction target (%), 2050		0.00%
Estimated incremental capital expenditures			7,500
Capital expenditure for carbon emission reduction target to 2030			7,500
Expenditures of carbon credits and renewable energy certificates		$ 61	33
Acquisition of joint venture		834	850		$ 0
Investment in various decarbonisation projects, capitalised		94	86
Operating expenditure and R&D costs		234	138
Contractually committed decarbonisation capital commitments		123	8
Investment in entities specialising in decarbonisation and related technology accounted as financial assets		36	42
Impairment loss (reversal) excluded from underlying earnings		936	(150)	[1]	$ 269	[1]
Cash royalty receipt		38
Royalty receivable		214	$ 209
Bottom of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures		5,000
Capital expenditure for carbon emission reduction target to 2030		5,000
Top of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures		6,000
Capital expenditure for carbon emission reduction target to 2030		6,000
Alumina Refineries | Aluminium
Disclosure of joint operations [line items]
Impairment loss (reversal) excluded from underlying earnings		$ 1,175
Giampaolo Group | Matalco Joint Venture
Disclosure of joint operations [line items]
Acquisition of joint venture	$ 738
Nuevo Cobre
Disclosure of joint operations [line items]
Consideration transferred, acquisition-date fair value								$ 45

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.